Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operations
Net loss for the year	$ (6,635,073)	$ (5,750,583)	$ (4,691,322)
Items not involving cash:
General and administrative - amortization	485	121
Share-based payments	1,786,445	2,190,000	632,450
Unrealized loss on marketable securities	549,946	66,899
Gain on option of exploration and evaluation assets		(832,302)
Write-down of amounts payable and share subscriptions	(49,134)
Write-down of exploration and evaluation assets	749,771	1,081,250	480,250
Flow-through recovery	(717,679)	(185,872)	(200,961)
Changes in non-cash operating assets and liabilities:
Amounts receivable and prepaid expenses	668,099	(328,434)	(652,571)
Accounts payable and accrued liabilities	(333,822)	355,607	(18,164)
Due to related parties	(130,007)	347,953	(53,442)
Cash used in operating activities	(4,110,969)	(3,055,361)	(4,503,760)
Investing activities
Acquisition of exploration & evaluation assets	(52,500)	(508,500)	(675,000)
Exploration and evaluation asset recoveries		716,377
Equipment purchases		(2,428)
Cash provided by (used in) investing activities	(52,500)	205,449	(675,000)
Financing activities
Proceeds from financing	2,324,999	6,620,375	3,200,000
Share issue costs	(121,200)	(217,371)	(82,442)
Proceeds from exercise of warrants			14,000
Cash provided by financing activities	2,203,799	6,403,004	3,131,558
Increase (decrease) in cash during the year	(1,959,670)	3,553,092	(2,047,202)
Cash, beginning of the year	3,664,578	111,486	2,158,688
Cash, end of the year	1,704,908	3,664,578	111,486
Supplemental information:
Shares issued for exploration and evaluation assets	1,995,416	931,526	5,027,000
Fair value of warrants issued in connection with financing	128,767	234,175	880,124
Fair value of shares issued to finders		24,083	19,134
Fair value of warrants exercised			11,150
Exploration and evaluation assets in accounts payable		1,834,000	18,000
Write-down of accrued exploration and evaluation acquisition costs included in accounts payable	$ 1,834,000		$ 121,000